Fair Value Measurements, Derivative Instruments and Hedging Activities - Offsetting Derivative Instruments (Details) - USD ($) $ in Millions	May. 31, 2015	Nov. 30, 2014
Assets
Gross Amounts	$ 34	$ 78
Gross Amounts Offset in the Balance Sheet	(14)	(64)
Total Net Amounts Presented in the Balance Sheet	20	14
Gross Amounts not Offset in the Balance Sheet	(20)	(14)
Net Amounts	0	0
Liabilities
Gross Amounts	383	342
Gross Amounts Offset in the Balance Sheet	(14)	(64)
Total Net Amounts Presented in the Balance Sheet	369	278
Gross Amounts not Offset in the Balance Sheet	(20)	(14)
Net Amounts	$ 349	$ 264